Operating expenses (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Disclosure of expenses by nature	Operating expenses

(in thousands of euro)	June 30, 2022			June 30, 2021 (1)
	R&D	G&A	Total	R&D	G&A	Total
Subcontracting costs(2)	(10,727)	—	(10,727)	(10,179)	(13)	(10,193)
Cost of supplies and consumable materials	(1,663)	(285)	(1,948)	(1,513)	(666)	(2,180)
Personnel expenses other than share-based compensation	(7,447)	(4,448)	(11,895)	(6,827)	(4,573)	(11,400)
Share-based compensation	(1,275)	(1,321)	(2,596)	(219)	(633)	(852)
Personnel expenses	(8,722)	(5,769)	(14,491)	(7,046)	(5,206)	(12,252)
Non-scientific advisory and consulting(3)	(752)	(2,242)	(2,994)	(175)	(2,501)	(2,676)
Leasing and maintenance	(97)	(961)	(1,058)	(131)	(1,017)	(1,148)
Travel expenses and meeting attendance	(245)	(109)	(354)	(22)	(36)	(58)
Marketing, communication and public relations	(84)	(375)	(459)	(44)	(115)	(159)
Scientific advisory and consulting(4)	(360)	—	(360)	4	(83)	(79)
Other purchases and external expenses	(9)	(1,123)	(1,132)	—	(1,255)	(1,255)
Depreciation and amortization	(1,274)	(768)	(2,042)	(1,473)	(689)	(2,161)
Intellectual property expenses	(492)	(176)	(668)	(779)	(20)	(798)
Other income and (expenses), net	(531)	(332)	(863)	151	(1,043)	(892)
Total operating expenses	(24,956)	(12,140)	(37,096)	(21,208)	(12,643)	(33,851)

(1)Items relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in note 17.

(2)The Company subcontracts a significant part of its pre-clinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties.

(3)Non-scientific advisory and consulting are services performed to support the general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(4)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.